Financial Risk Management - Summary of Timing for Remaining Contractual Payments Relating to Financial Liabilities (Details) - Liquidity risk $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	$ 6,057
Deferred Payment Liability – debt host	9,712
Interest on Deferred Payment Liability	0
Deferred Payment Liability – Conversion option	1,588
Facility	68,750
Interest on Facility	0
Total financial liabilities	86,107
2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	6,057
Deferred Payment Liability – debt host	10,000
Interest on Deferred Payment Liability	121
Deferred Payment Liability – Conversion option	0
Facility	0
Interest on Facility	1,664
Total financial liabilities	17,842
2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	0
Deferred Payment Liability – debt host	0
Interest on Deferred Payment Liability	0
Deferred Payment Liability – Conversion option	0
Facility	0
Interest on Facility	1,664
Total financial liabilities	1,664
2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	0
Deferred Payment Liability – debt host	0
Interest on Deferred Payment Liability	0
Deferred Payment Liability – Conversion option	0
Facility	0
Interest on Facility	1,668
Total financial liabilities	1,668
2025
Disclosure of nature and extent of risks arising from financial instruments [line items]
Accounts payable and accrued liabilities	0
Deferred Payment Liability – debt host	0
Interest on Deferred Payment Liability	0
Deferred Payment Liability – Conversion option	0
Facility	68,750
Interest on Facility	1,167
Total financial liabilities	$ 69,917